Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Schedule of Movement in Property, Plant and Equipment

	2023			2022
	Historical cost	Accumulated depreciation	Net value	Historical cost	Accumulated depreciation	Net value
In service
Land	247	(33)	214	247	(30)	217
Reservoirs, dams and watercourses	3,323	(2,470)	853	3,303	(2,433)	870
Buildings, works and improvements	1,095	(868)	227	1,092	(859)	233
Machinery and equipment	2,826	(2,078)	748	2,765	(2,059)	706
Vehicles	19	(15)	4	15	(13)	2
Furniture and utensils	14	(11)	3	14	(11)	3

	7,524	(5,475)	2,049	7,436	(5,405)	2,031

In progress	1,207	-	1,207	379	-	379

Net property, plant and equipment	8,731	(5,475)	3,256	7,815	(5,405)	2,410

Changes in PP&E are as follows:

	2022	Additions (2)	Business Combination	Disposals - Assets classified as held for sale	Reversal of provision	Depreciation	Transfers / Capitalizations	2023
In service
Land (1)	217	-	-	(2)	-	(3)	2	214
Reservoirs, dams and watercourses	870	-	-	(22)	-	(79)	84	853
Buildings, works and improvements	233	-	-	(5)	-	(17)	16	227
Machinery and equipment	706	1	70	(29)	(1)	(69)	70	748
Vehicles	2	-	-	-	-	(2)	4	4
Furniture and utensils	3	-	-	-	-	-	-	3

	2,031	1	70	(58)	(1)	(170)	176	2,049

In progress	380	1,005	-	-	(2)	-	(176)	1,207

Net property, plant and equipment	2,411	1,006	70	(58)	(3)	(170)	-	3,256

(1)
Certain land linked to concession agreements with no indemnity provision is depreciated over the concession period.
(2)
This includes investments in the Boa Esperança and Jusante photovoltaic solar plants – respectively of R$369 and R$339.

	2021	Additions	Disposals	Depreciation	Transfers / Capitalizations	2022
In service
Land (1)	220	-	-	(3)	-	217
Reservoirs, dams and watercourses	944	-	-	(81)	7	870
Buildings, works and improvements	248	-	-	(17)	2	233
Machinery and equipment	697	-	(12)	(70)	91	706
Vehicles	1	-	-	(1)	2	2
Furniture and utensils	3	-	-	-	-	3

	2,113	-	(12)	(172)	102	2,031
In progress	306	176	-	-	(102)	380

Net property, plant and equipment	2,419	176	(12)	(172)	-	2,411

(1)
Certain land linked to concession agreements with no indemnity provision is amortized over the concession period.

	2020	Additions	Disposals	Depreciation	Write-off (2)	Transfers / capitalizations	Reversion of provision	2021
In service
Land (1)	224	-	(1)	(3)	-	-	-	220
Reservoirs, dams and watercourses	1,020	-	-	(81)	-	5	-	944
Buildings, works and improvements	264	-	-	(17)	-	1	-	248
Machinery and equipment	717	-	(14)	(69)	-	63	43	697
Vehicles	2	-	-	(1)	-	-	-	1
Furniture and utensils	3	-	-	-	-	-	-	3

	2,230	-	(15)	(171)	-	69	43	2,113
In progress	177	182	-	-	16	(69)	-	306

Net property, plant and equipment	2,407	182	(15)	(171)	16	-	43	2,419

(1)
Certain land sites linked to concession contracts and without provision for reimbursement are amortized in accordance with the period of the concession.
(2)
Reversal of a provision previously recognized for impairment of works in progress assets.

Schedule of Summary of Property Plant and Equipment Depreciation Rate

Generation	(%)	Administration	(%)
Reservoirs, dams and watercourses	2	Software	20
Buildings - Machine room	2	Vehicles	14.29
Buildings - Other	3.33	IT equipment in general	16.67
Generator	3.33	General equipment	6.25
Water turbine	2.5	Buildings - Other	3.33
Pressure tunnel	3.13
Command station, panel and cubicle	3.57
Floodgate	3.33

Schedule of Consortium

	Stake in power output (%)	Average annual depreciation rate (%)	2023	2022
In service
Queimado Power Plant	82.50	3.94	220	220
Accumulated depreciation			(142)	(135)

Total operation			78	85

In progress
Queimado Power Plant	82.50	-	2	2

Total construction			2	2

Total			80	87